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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-01743

Alger Funds II
(Exact name of registrant as specified in charter)

360 Park Avenue South New York, New York		10010
(Address of principal executive offices)		(Zip code)

Mr. Hal Liebes Fred Alger Management, Inc. 360 Park Avenue South New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-806-8800

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments.

THE ALGER FUNDS II | ALGER SPECTRA FUND

Schedule of Investments January 31, 2019 (Unaudited)

COMMON STOCKS—100.8%	SHARES	VALUE
AEROSPACE & DEFENSE—2.1%
L3 Technologies, Inc.	82,505	$16,243,584
The Boeing Co.	235,837	90,943,464
United Technologies Corp.	127,607	15,066,558
		122,253,606
AGRICULTURAL & FARM MACHINERY—0.4%
Deere & Co.	130,513	21,404,132

APPAREL ACCESSORIES & LUXURY GOODS—0.4%
Lululemon Athletica, Inc.*	97,471	14,407,189
PVH Corp.	72,131	7,870,213
		22,277,402
APPLICATION SOFTWARE—8.1%
Adobe, Inc.*	816,438	202,329,665
Nutanix, Inc., Cl. A*	508,474	26,049,123
Palantir Technologies, Inc., Cl. A*,@,(a)	348,292	2,002,679
RealPage, Inc.*	507,698	28,314,317
salesforce.com, Inc.*	1,350,071	205,170,290
		463,866,074
AUTO PARTS & EQUIPMENT—0.8%
Aptiv PLC.	566,523	44,828,965

BIOTECHNOLOGY—3.8%
Alexion Pharmaceuticals, Inc.*	49,955	6,142,467
Alnylam Pharmaceuticals, Inc.*	355,500	29,694,915
Biogen, Inc.*	25,421	8,485,021
BioMarin Pharmaceutical, Inc.*	139,637	13,708,164
Incyte Corp.*	258,706	20,849,117
Sarepta Therapeutics, Inc.*	374,334	52,298,203
Vertex Pharmaceuticals, Inc.*,+	489,170	93,387,445
		224,565,332
CABLE & SATELLITE—0.7%
Charter Communications, Inc., Cl. A*	116,658	38,619,631

CASINOS & GAMING—0.4%
Wynn Resorts Ltd.	192,386	23,665,402

COMMUNICATIONS EQUIPMENT—0.5%
Palo Alto Networks, Inc.*	121,961	26,199,662

CONSTRUCTION MATERIALS—1.1%
Martin Marietta Materials, Inc.	30,988	5,474,960
Vulcan Materials Co.	561,682	57,094,975
		62,569,935
DATA PROCESSING & OUTSOURCED SERVICES—7.0%
PayPal Holdings, Inc.*	1,166,394	103,529,131
Visa, Inc., Cl. A+	2,030,571	274,147,391
Worldpay, Inc., Cl. A*	283,820	23,693,294
		401,369,816
DIVERSIFIED BANKS—0.9%
Citigroup, Inc.	804,392	51,851,108

THE ALGER FUNDS II | ALGER SPECTRA FUND

Schedule of Investments January 31, 2019 (Unaudited) (Continued)

COMMON STOCKS—100.8% (CONT.)	SHARES	VALUE
DIVERSIFIED BANKS—0.9% (CONT.)
JPMorgan Chase & Co.	25,919	$2,682,616
		54,533,724
DIVERSIFIED CHEMICALS—0.2%
DowDuPont, Inc.	162,126	8,724,000

DIVERSIFIED SUPPORT SERVICES—1.3%
Cintas Corp.	395,245	74,112,390

EDUCATION SERVICES—0.2%
TAL Education Group#,*	362,336	11,243,286

FINANCIAL EXCHANGES & DATA—1.5%
Intercontinental Exchange, Inc.	751,959	57,720,373
S&P Global, Inc.	141,779	27,171,945
		84,892,318
FOOTWEAR—0.4%
NIKE, Inc., Cl. B	278,371	22,793,017

GENERAL MERCHANDISE STORES—0.8%
Dollar Tree, Inc.*	471,326	45,638,497

HEALTH CARE EQUIPMENT—7.9%
Abbott Laboratories	1,542,382	112,563,038
ABIOMED, Inc.*	19,580	6,873,951
Boston Scientific Corp.*	3,980,869	151,870,152
Danaher Corp.	908,530	100,774,148
DexCom, Inc.*	43,849	6,184,024
Intuitive Surgical, Inc.*	103,821	54,364,828
Medtronic PLC.	291,629	25,777,087
		458,407,228
HEALTH CARE TECHNOLOGY—0.1%
Teladoc Health, Inc.*	108,674	6,976,871

HOME IMPROVEMENT RETAIL—1.4%
The Home Depot, Inc.+	453,254	83,185,707

HOTELS RESORTS & CRUISE LINES—1.2%
Royal Caribbean Cruises Ltd.	553,538	66,452,237

HYPERMARKETS & SUPER CENTERS—1.3%
BJ’s Wholesale Club Holdings, Inc.*	923,885	24,307,414
Costco Wholesale Corp.	87,582	18,797,725
Walmart, Inc.	347,487	33,299,679
		76,404,818
INDUSTRIAL CONGLOMERATES—1.8%
Honeywell International, Inc.+	721,917	103,688,939

INDUSTRIAL GASES—0.9%
Air Products & Chemicals, Inc.	318,385	52,339,310

INTEGRATED TELECOMMUNICATION SERVICES—0.4%
AT&T, Inc.	856,811	25,755,739

INTERACTIVE HOME ENTERTAINMENT—0.9%
Take-Two Interactive Software, Inc.*	484,711	51,161,246

THE ALGER FUNDS II | ALGER SPECTRA FUND

Schedule of Investments January 31, 2019 (Unaudited) (Continued)

COMMON STOCKS—100.8% (CONT.)	SHARES	VALUE
INTERACTIVE MEDIA & SERVICES—8.6%
Alphabet, Inc., Cl. C*,+	285,793	$319,050,731
Facebook, Inc., Cl. A*,+	1,066,055	177,700,708
		496,751,439
INTERNET & DIRECT MARKETING RETAIL—13.4%
Alibaba Group Holding Ltd.#,*	255,471	43,044,309
Altaba, Inc.*	2,112,260	144,710,933
Amazon.com, Inc.*,+	319,747	549,558,761
Etsy, Inc.*	404,809	22,122,812
GrubHub, Inc.*	105,374	8,472,070
Wayfair, Inc., Cl. A*	23,905	2,616,641
		770,525,526
INVESTMENT BANKING & BROKERAGE—0.4%
Morgan Stanley	585,329	24,759,417

IT CONSULTING & OTHER SERVICES—0.2%
EPAM Systems, Inc.*	99,674	14,101,878

LEISURE FACILITIES—0.7%
Vail Resorts, Inc.	219,257	41,277,323

LIFE SCIENCES TOOLS & SERVICES—2.5%
Illumina, Inc.*	187,759	52,533,091
Thermo Fisher Scientific, Inc.	370,977	91,137,920
		143,671,011
MANAGED HEALTH CARE—5.0%
Cigna Corp.	220,621	44,082,282
Humana, Inc.	18,761	5,796,961
UnitedHealth Group, Inc.	887,977	239,931,385
		289,810,628
MOVIES & ENTERTAINMENT—1.9%
Netflix, Inc.*	245,270	83,269,165
The Walt Disney Co.	254,150	28,342,808
		111,611,973
OIL & GAS EXPLORATION & PRODUCTION—0.3%
Pioneer Natural Resources Co.	122,462	17,428,792

PACKAGED FOODS & MEATS—0.4%
Conagra Brands, Inc.	1,015,558	21,976,675

PHARMACEUTICALS—0.8%
Allergan PLC.	113,556	16,349,793
GW Pharmaceuticals PLC.#,*	206,716	29,508,709
		45,858,502
PROPERTY & CASUALTY INSURANCE—1.2%
The Progressive Corp.	1,027,362	69,131,189

RAILROADS—1.0%
Union Pacific Corp.	370,852	58,991,428

RESEARCH & CONSULTING SERVICES—0.4%
CoStar Group, Inc.*	52,097	20,356,382

THE ALGER FUNDS II | ALGER SPECTRA FUND

Schedule of Investments January 31, 2019 (Unaudited) (Continued)

COMMON STOCKS—100.8% (CONT.)	SHARES	VALUE
RESTAURANTS—0.5%
McDonald’s Corp.	149,476	$26,723,319

SEMICONDUCTOR EQUIPMENT—1.6%
Applied Materials, Inc.	655,209	25,605,568
Lam Research Corp.	404,100	68,527,278
		94,132,846
SEMICONDUCTORS—1.7%
Broadcom, Inc.	251,251	67,398,081
Marvell Technology Group Ltd.	625,668	11,593,628
Microchip Technology, Inc.	177,314	14,250,726
Xilinx, Inc.	51,035	5,712,858
		98,955,293
SPECIALTY CHEMICALS—1.0%
The Sherwin-Williams Co.	143,544	60,506,667

SPECIALTY STORES—0.2%
Tiffany & Co.	148,459	13,172,767

SYSTEMS SOFTWARE—8.9%
Microsoft Corp.+	4,552,718	475,440,341
Red Hat, Inc.*	230,196	40,938,057
		516,378,398
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—2.5%
Apple, Inc.+	868,626	144,574,111

WIRELESS TELECOMMUNICATION SERVICES—1.1%
T-Mobile US, Inc.*	877,084	61,062,588

TOTAL COMMON STOCKS (Cost $4,396,162,105)		5,819,687,436

PREFERRED STOCKS—0.3%	SHARES	VALUE
APPLICATION SOFTWARE—0.2%
Palantir Technologies, Inc., Cl. B*,@,(a)	1,420,438	8,167,518
Palantir Technologies, Inc., Cl. D*,@,(a)	185,062	1,064,107
		9,231,625
BIOTECHNOLOGY—0.1%
Prosetta Biosciences, Inc., Series D*,@,(a),(b)	2,912,012	5,765,784

PHARMACEUTICALS—0.0%
Intarcia Therapeutics, Inc., Series DD*,@,(a)	171,099	1,680,192

TOTAL PREFERRED STOCKS (Cost $29,247,649)		16,677,601

REAL ESTATE INVESTMENT TRUST—0.9%	SHARES	VALUE
SPECIALIZED—0.9%
Crown Castle International Corp.	431,445	50,504,952
(Cost $46,276,809)		50,504,952

SPECIAL PURPOSE VEHICLE—0.0%	SHARES	VALUE
CONSUMER FINANCE—0.0%
JS Kred SPV I, LLC.*,@,(a)	2,715,111	—
(Cost $2,715,111)		—

THE ALGER FUNDS II | ALGER SPECTRA FUND

Schedule of Investments January 31, 2019 (Unaudited) (Continued)

		VALUE
Total Investments (Cost $4,474,401,674)	102.0%	$5,886,869,989
Affiliated Securities (Cost $13,104,054)		5,765,784
Unaffiliated Securities (Cost $4,461,297,620)		5,881,104,205
Securities Sold Short (Proceeds $268,886,683)	(4.8)%	(275,015,325)
Other Assets in Excess of Liabilities	2.8%	159,199,522
NET ASSETS	100.0%	$5,771,054,186

#                 American Depositary Receipts.

(a)         Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established   by the Board.

(b)         Deemed an affiliate of the Alger fund complex in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 5 - Affiliated Securities.

*                 Non-income producing security.

@            Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	% of net assets (Acquisition Date)	Market Value	% of net assets as of 1/31/2019
Intarcia Therapeutics, Inc., Series DD	03/27/14	$5,541,897	0.14%	$1,680,192	0.03%
JS Kred SPV I, LLC.	06/26/15	2,715,111	0.05%	0	0.00%
Palantir Technologies, Inc., Cl. A	10/07/14	2,266,336	0.05%	2,002,679	0.03%
Palantir Technologies, Inc., Cl. B	10/07/14	9,379,767	0.22%	8,167,518	0.14%
Palantir Technologies, Inc., Cl. D	10/14/14	1,221,931	0.03%	1,064,107	0.02%
Prosetta Biosciences, Inc., Series D	02/06/15	13,104,054	0.28%	5,765,784	0.10%
Total				$18,680,280	0.32%

+               All or a portion of this security is held as collateral for securities sold short.

See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER SPECTRA FUND

Schedule of Investments - Securities Sold Short January 31, 2019 (Unaudited)

COMMON STOCKS—(4.8)%	SHARES	VALUE
BIOTECHNOLOGY—(0.1)%
AbbVie, Inc.	(65,069)	$(5,224,390)

COMMUNICATIONS EQUIPMENT—(0.3)%
Motorola Solutions, Inc.	(98,780)	(11,548,370)

CONSTRUCTION MACHINERY & HEAVY TRUCKS—(0.4)%
PACCAR, Inc.	(351,320)	(23,018,486)

DIVERSIFIED BANKS—(0.2)%
SPDR S&P Regional Banking ETF	(213,025)	(11,281,804)

ENVIRONMENTAL & FACILITIES SERVICES—(0.1)%
Rollins, Inc.	(155,216)	(5,780,244)

HOME FURNISHINGS—(0.1)%
Leggett & Platt, Inc.	(148,871)	(6,097,756)

HOME FURNISHING RETAIL—(0.2)%
Bed Bath & Beyond, Inc.	(716,469)	(10,811,517)

HOTELS RESORTS & CRUISE LINES—(0.1)%
Carnival Corp.	(109,154)	(6,285,087)

INTERNET SERVICES & INFRASTRUCTURE—(0.2)%
MongoDB, Inc., Cl. A	(112,336)	(10,375,353)

LIFE & HEALTH INSURANCE—(0.2)%
Prudential Financial, Inc.	(150,209)	(13,840,257)

LIFE SCIENCES TOOLS & SERVICES—(0.2)%
Waters Corp.	(51,448)	(11,895,807)

MISCELLANEOUS—(0.3)%
iShares Nasdaq Biotechnology ETF	(156,096)	(17,122,170)

RESTAURANTS—(1.0)%
Chipotle Mexican Grill, Inc., Cl. A	(15,798)	(8,366,779)
Dunkin’ Brands Group, Inc.	(405,558)	(27,736,112)
Texas Roadhouse, Inc., Cl. A	(170,205)	(10,355,272)
The Cheesecake Factory, Inc.	(261,492)	(11,735,761)
		(58,193,924)
SYSTEMS SOFTWARE—(1.0)%
Check Point Software Technologies Ltd.	(219,051)	(24,516,188)
Fortinet, Inc.	(390,637)	(29,911,075)
Oracle Corp.	(115,533)	(5,803,223)
		(60,230,486)
TECHNOLOGY DISTRIBUTORS—(0.2)%
CDW Corp.	(140,766)	(11,721,585)

TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—(0.2)%
Hewlett Packard Enterprise Co.	(560,434)	(8,737,166)
Seagate Technology PLC.	(64,384)	(2,850,923)
		(11,588,089)
TOTAL COMMON STOCKS (Proceeds $268,886,683)		$(275,015,325)
Total (Proceeds $268,886,683)		$(275,015,325)

See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER RESPONSIBLE INVESTING FUND

Schedule of Investments January 31, 2019 (Unaudited)

COMMON STOCKS—96.4%	SHARES	VALUE
AEROSPACE & DEFENSE—2.9%
Hexcel Corp.	6,950	$470,584
The Boeing Co.	3,098	1,194,651
		1,665,235
AIR FREIGHT & LOGISTICS—0.5%
United Parcel Service, Inc., Cl. B	2,574	271,300

APPAREL ACCESSORIES & LUXURY GOODS—1.6%
Lululemon Athletica, Inc.*	2,623	387,706
PVH Corp.	4,514	492,523
		880,229
APPAREL RETAIL—0.6%
The Gap, Inc.	12,902	328,227

APPLICATION SOFTWARE—7.7%
Adobe, Inc.*	4,723	1,170,454
Autodesk, Inc.*	5,024	739,533
salesforce.com, Inc.*	16,445	2,499,147
		4,409,134
AUTOMOBILE MANUFACTURERS—0.5%
Tesla, Inc.*	905	277,853

BIOTECHNOLOGY—4.8%
Biogen, Inc.*	1,974	658,882
Sarepta Therapeutics, Inc.*	6,525	911,608
Vertex Pharmaceuticals, Inc.*	6,148	1,173,715
		2,744,205
BUILDING PRODUCTS—0.9%
Allegion PLC.	5,588	479,786

COMMUNICATIONS EQUIPMENT—1.6%
Cisco Systems, Inc.	19,588	926,317

DATA PROCESSING & OUTSOURCED SERVICES—6.3%
PayPal Holdings, Inc.*	8,823	783,129
Visa, Inc., Cl. A	20,885	2,819,684
		3,602,813
DIVERSIFIED BANKS—0.8%
JPMorgan Chase & Co.	4,437	459,229

ELECTRICAL COMPONENTS & EQUIPMENT—0.6%
Rockwell Automation, Inc.	1,902	322,427

ENVIRONMENTAL & FACILITIES SERVICES—0.9%
Tetra Tech, Inc.	9,763	538,820

FOOD RETAIL—0.5%
The Kroger Co.	10,029	284,122

FOOTWEAR—0.9%
NIKE, Inc., Cl. B	6,539	535,413

HEALTH CARE EQUIPMENT—0.8%
ABIOMED, Inc.*	1,293	453,933

THE ALGER FUNDS II | ALGER RESPONSIBLE INVESTING FUND

Schedule of Investments January 31, 2019 (Unaudited) (Continued)

COMMON STOCKS—96.4% (CONT.)	SHARES	VALUE
HEALTH CARE TECHNOLOGY—0.5%
Medidata Solutions, Inc.*	4,396	$311,940

HOME IMPROVEMENT RETAIL—2.8%
The Home Depot, Inc.	8,795	1,614,146

HOTELS RESORTS & CRUISE LINES—1.4%
Royal Caribbean Cruises Ltd.	6,670	800,733

HOUSEHOLD PRODUCTS—1.7%
The Procter & Gamble Co.	10,255	989,300

INDUSTRIAL CONGLOMERATES—4.6%
3M Co.	2,730	546,819
Honeywell International, Inc.	14,457	2,076,459
		2,623,278
INDUSTRIAL GASES—0.9%
Air Products & Chemicals, Inc.	3,038	499,417

INDUSTRIAL MACHINERY—1.9%
Woodward, Inc.	4,802	436,262
Xylem, Inc.	9,025	643,121
		1,079,383
INTERACTIVE HOME ENTERTAINMENT—0.4%
Electronic Arts, Inc.*	2,393	220,730

INTERACTIVE MEDIA & SERVICES—8.1%
Alphabet, Inc., Cl. A*	1,789	2,014,217
Alphabet, Inc., Cl. C*	927	1,034,875
Facebook, Inc., Cl. A*	9,621	1,603,724
		4,652,816
INTERNET & DIRECT MARKETING RETAIL—10.2%
Amazon.com, Inc.*	3,226	5,544,623
Etsy, Inc.*	5,137	280,737
		5,825,360
INVESTMENT BANKING & BROKERAGE—1.4%
Morgan Stanley	18,939	801,120

IT CONSULTING & OTHER SERVICES—1.2%
Accenture PLC., Cl. A	4,487	688,979

LEISURE FACILITIES—0.8%
Vail Resorts, Inc.	2,577	485,146

LIFE SCIENCES TOOLS & SERVICES—0.8%
Agilent Technologies, Inc.	5,800	441,090

MANAGED HEALTH CARE—2.3%
Cigna Corp.	3,512	701,733
Humana, Inc.	1,990	614,890
		1,316,623
MOVIES & ENTERTAINMENT—0.9%
The Walt Disney Co.	4,633	516,672

OIL & GAS EXPLORATION & PRODUCTION—0.4%
Encana Corp.	36,250	249,400

THE ALGER FUNDS II | ALGER RESPONSIBLE INVESTING FUND

Schedule of Investments January 31, 2019 (Unaudited) (Continued)

COMMON STOCKS—96.4% (CONT.)	SHARES	VALUE
PACKAGED FOODS & MEATS—0.6%
McCormick & Co., Inc.	2,668	$329,872

PHARMACEUTICALS—3.1%
Bristol-Myers Squibb Co.	14,925	736,847
Merck & Co., Inc.	8,298	617,620
Zoetis, Inc., Cl. A	4,902	422,356
		1,776,823
PROPERTY & CASUALTY INSURANCE—1.0%
The Progressive Corp.	8,642	581,520

REGIONAL BANKS—0.7%
Regions Financial Corp.	26,520	402,308

SEMICONDUCTOR EQUIPMENT—1.3%
Lam Research Corp.	4,234	718,002

SEMICONDUCTORS—2.6%
Broadcom, Inc.	2,036	546,157
Intel Corp.	11,205	527,980
NVIDIA Corp.	2,947	423,631
		1,497,768
SOFT DRINKS—1.3%
PepsiCo, Inc.	6,849	771,677

SPECIALTY STORES—0.5%
Tiffany & Co.	3,276	290,679

SYSTEMS SOFTWARE—8.8%
Microsoft Corp.	48,447	5,059,320

TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—4.3%
Apple, Inc.	14,754	2,455,656

TOTAL COMMON STOCKS (Cost $30,790,726)		55,178,801

REAL ESTATE INVESTMENT TRUST—1.6%	SHARES	VALUE
SPECIALIZED—1.6%
Equinix, Inc.	1,564	616,216
SBA Communications Corp., Cl. A*	1,725	314,864
		931,080
TOTAL REAL ESTATE INVESTMENT TRUST (Cost $884,587)		931,080
Total Investments (Cost $31,675,313)	98.0%	$56,109,881
Unaffiliated Securities (Cost $31,675,313)		56,109,881
Other Assets in Excess of Liabilities	2.0%	1,173,348
NET ASSETS	100.0%	$57,283,229

*    Non-income producing security.

See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND

Schedule of Investments January 31, 2019 (Unaudited)

COMMON STOCKS—95.4%	SHARES	VALUE
AEROSPACE & DEFENSE—5.6%
HEICO Corp.+	20,021	$1,691,774
Kratos Defense & Security Solutions, Inc.*,+	48,793	755,804
L3 Technologies, Inc.	2,600	511,888
TransDigm Group, Inc.*,+	6,528	2,552,448
		5,511,914
AIR FREIGHT & LOGISTICS—1.2%
XPO Logistics, Inc.*,+	19,009	1,155,367

APPAREL ACCESSORIES & LUXURY GOODS—0.8%
Canada Goose Holdings, Inc.*,+	12,161	625,805
Lululemon Athletica, Inc.*	1,601	236,644
		862,449
APPAREL RETAIL—0.5%
Burlington Stores, Inc.*	2,774	476,324

APPLICATION SOFTWARE—15.0%
2U, Inc.*,+	17,507	995,273
Altair Engineering, Inc., Cl. A*,+	16,489	533,914
Avalara, Inc.*,+	13,038	519,825
Ebix, Inc.+	16,541	944,822
Everbridge, Inc.*,+	27,006	1,670,591
Globant SA*	5,426	366,798
HubSpot, Inc.*,+	4,323	684,374
MicroStrategy, Inc., Cl. A*,+	3,690	468,224
Nutanix, Inc., CI. A*	5,493	281,406
Palantir Technologies, Inc., Cl. A*,@,(a)	6,606	37,985
Paylocity Holding Corp.*,+	25,154	1,786,689
PTC, Inc.*,+	5,595	474,400
RealPage, Inc.*	8,035	448,112
SPS Commerce, Inc.*,+	15,224	1,349,760
SS&C Technologies Holdings, Inc.	9,607	494,664
The Trade Desk, Inc., Cl. A*,+	14,163	2,020,777
The Ultimate Software Group, Inc.*,+	6,388	1,744,371
		14,821,985
ASSET MANAGEMENT & CUSTODY BANKS—0.7%
Affiliated Managers Group, Inc.	4,800	503,760
Virtus Investment Partners, Inc.	1,977	177,871
		681,631
BIOTECHNOLOGY—6.7%
ACADIA Pharmaceuticals, Inc.*,+	14,249	324,592
Acorda Therapeutics, Inc.*,+	11,959	198,878
Alexion Pharmaceuticals, Inc.*,+	3,996	491,348
Alnylam Pharmaceuticals, Inc.*	5,802	484,641
BioMarin Pharmaceutical, Inc.*	3,144	308,646
CareDx, Inc.*,+	25,963	727,743
Incyte Corp.*	3,174	255,793
Portola Pharmaceuticals, Inc.*,+	60,883	1,649,929
Puma Biotechnology, Inc.*	34,629	965,457
Sarepta Therapeutics, Inc.*,+	3,939	550,318

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND

Schedule of Investments January 31, 2019 (Unaudited) (Continued)

COMMON STOCKS—95.4% (CONT.)	SHARES	VALUE
BIOTECHNOLOGY—6.7% (CONT.)
Ultragenyx Pharmaceutical, Inc.*,+	7,766	$383,019
Vertex Pharmaceuticals, Inc.*,+	1,359	259,447
		6,599,811
BUILDING PRODUCTS—0.5%
AO Smith Corp.	10,017	479,414

DATA PROCESSING & OUTSOURCED SERVICES—1.5%
Automatic Data Processing, Inc.	4,351	608,444
Square, Inc., Cl. A*	12,407	885,239
		1,493,683
EDUCATION SERVICES—3.4%
Chegg, Inc.*,+	95,187	3,352,486

ELECTRICAL COMPONENTS & EQUIPMENT—0.5%
AMETEK, Inc.	6,673	486,462

ELECTRONIC EQUIPMENT & INSTRUMENTS—1.2%
FLIR Systems, Inc.+	20,095	982,244
nLight, Inc.*	5,067	99,060
Novanta, Inc.*	1,540	107,307
		1,188,611
ELECTRONIC MANUFACTURING SERVICES—0.3%
IPG Photonics Corp.*	1,956	260,148

ENVIRONMENTAL & FACILITIES SERVICES—2.8%
Casella Waste Systems, Inc., CI. A*	9,330	281,020
Waste Connections, Inc.+	30,072	2,512,816
		2,793,836
FINANCIAL EXCHANGES & DATA—1.3%
CME Group, Inc., Cl.A+	3,193	582,020
MarketAxess Holdings, Inc.	3,172	681,250
		1,263,270
GENERAL MERCHANDISE STORES—0.5%
Ollie’s Bargain Outlet Holdings, Inc.*,+	6,006	469,489

HEALTH CARE DISTRIBUTORS—0.7%
PetIQ, Inc., Cl. A*,+	22,000	669,240

HEALTH CARE EQUIPMENT—8.0%
Abbott Laboratories+	5,052	368,695
ABIOMED, Inc.*,+	2,124	745,673
Cantel Medical Corp.	8,987	731,721
DexCom, Inc.*,+	4,707	663,828
Edwards Lifesciences Corp.*	2,760	470,359
Glaukos Corp.*	6,451	411,509
Insulet Corp.*,+	24,056	1,953,107
Intuitive Surgical, Inc.*,+	1,826	956,167
Nevro Corp.*,+	22,273	1,081,577
Tandem Diabetes Care, Inc.*,+	13,212	574,458
		7,957,094

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND

Schedule of Investments January 31, 2019 (Unaudited) (Continued)

COMMON STOCKS—95.4% (CONT.)	SHARES	VALUE
HEALTH CARE FACILITIES—0.1%
US Physical Therapy, Inc.+	1,189	$125,903

HEALTH CARE SERVICES—0.5%
Diplomat Pharmacy, Inc.*	3,610	52,345
Guardant Health, Inc.*	10,903	439,827
		492,172
HEALTH CARE SUPPLIES—0.5%
DENTSPLY SIRONA, Inc.+	11,350	476,132

HEALTH CARE TECHNOLOGY—1.8%
Teladoc Health, Inc.*,+	11,604	744,977
Veeva Systems, Inc., Cl. A*,+	8,820	961,909
		1,706,886
HOTELS RESORTS & CRUISE LINES—0.1%
Lindblad Expeditions Holdings, Inc.*	12,081	148,475

HUMAN RESOURCE & EMPLOYMENT SERVICES—0.0%
WageWorks, Inc.*,+	1,584	49,975

HYPERMARKETS & SUPER CENTERS—0.5%
BJ’s Wholesale Club Holdings, Inc.*,+	17,266	454,268

INDUSTRIAL CONGLOMERATES—1.8%
General Electric Co.+	102,537	1,041,776
Roper Technologies, Inc.+	2,558	724,579
		1,766,355
INDUSTRIAL MACHINERY—0.9%
The Middleby Corp.*,+	8,009	942,019

INSURANCE BROKERS—0.4%
eHealth, Inc.*	5,753	351,853

INTERACTIVE HOME ENTERTAINMENT—0.9%
Glu Mobile, Inc.*	25,525	248,613
Take-Two Interactive Software, Inc.*,+	6,893	727,556
		976,169
INTERACTIVE MEDIA & SERVICES—3.0%
Alphabet, Inc., Cl. C*,+	1,300	1,451,281
Care.com, Inc.*	2,537	60,304
Eventbrite, Inc., Cl. A*	3,772	113,198
Facebook, Inc., Cl. A*	4,814	802,446
IAC/InterActiveCorp*	2,500	528,200
		2,955,429
INTERNET & DIRECT MARKETING RETAIL—10.2%
Amazon.com, Inc.*,+	1,698	2,918,404
Booking Holdings, Inc.*,+	516	945,730
Etsy, Inc.*	10,454	571,311
GrubHub, Inc.*	8,785	706,314
Stamps.com, Inc.*,+	10,883	2,025,109
Waitr Holdings, Inc.*,+	40,677	498,293
Wayfair, Inc., Cl. A*,+	22,626	2,476,642
		10,141,803

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND

Schedule of Investments January 31, 2019 (Unaudited) (Continued)

COMMON STOCKS—95.4% (CONT.)	SHARES	VALUE
INTERNET SERVICES & INFRASTRUCTURE—1.0%
Shopify, Inc., Cl. A*	2,973	$500,861
Wix.com Ltd.*	4,548	497,324
		998,185
INVESTMENT BANKING & BROKERAGE—1.4%
Morgan Stanley+	22,193	938,764
Virtu Financial, Inc., CI. A	17,721	452,772
		1,391,536
IT CONSULTING & OTHER SERVICES—0.8%
EPAM Systems, Inc.*,+	5,268	745,317

LEISURE FACILITIES—0.6%
Planet Fitness, Inc., Cl. A*,+	10,453	605,438

LIFE SCIENCES TOOLS & SERVICES—2.7%
Bio-Techne Corp.+	8,674	1,513,266
Illumina, Inc.*,+	2,313	647,154
NanoString Technologies, Inc.*	23,209	516,168
		2,676,588
MOVIES & ENTERTAINMENT—2.4%
Live Nation Entertainment, Inc.*,+	13,485	721,582
Netflix, Inc.*,+	2,823	958,408
Spotify Technology SA*	3,556	481,660
The Madison Square Garden Co., Cl. A*	900	250,110
		2,411,760
OIL & GAS EQUIPMENT & SERVICES—0.1%
Solaris Oilfield Infrastructure, Inc., Cl. A	8,931	134,322

OIL & GAS EXPLORATION & PRODUCTION—0.5%
Magnolia Oil & Gas Corp.*,+	41,620	501,105

PHARMACEUTICALS—2.6%
Aerie Pharmaceuticals, Inc.*	871	40,954
Allergan PLC.	2,425	349,151
Canopy Growth Corp.*	15,695	769,578
GW Pharmaceuticals PLC.#,*,+	5,990	855,072
iAnthus Capital Holdings, Inc.*	115,450	601,064
		2,615,819
REAL ESTATE SERVICES—3.0%
FirstService Corp.+	36,634	2,977,612

REGIONAL BANKS—1.5%
Independent Bank Group, Inc.+	9,611	507,076
Signature Bank+	7,678	977,486
		1,484,562
RESEARCH & CONSULTING SERVICES—0.5%
CoStar Group, Inc.*	1,253	489,597

SEMICONDUCTOR EQUIPMENT—0.5%
KLA-Tencor Corp.	5,016	534,555

SEMICONDUCTORS—1.9%
Advanced Micro Devices, Inc.*	9,811	239,487

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND

Schedule of Investments January 31, 2019 (Unaudited) (Continued)

COMMON STOCKS—95.4% (CONT.)	SHARES	VALUE
SEMICONDUCTORS—1.9% (CONT.)
First Solar, Inc.*,+	15,005	$759,103
Qorvo, Inc.*	6,799	444,383
Skyworks Solutions, Inc.	3,261	238,183
Xilinx, Inc.	2,137	239,216
		1,920,372
SPECIALTY STORES—0.3%
L’Occitane International SA	185,577	332,412

SYSTEMS SOFTWARE—1.5%
Microsoft Corp.+	6,602	689,447
Proofpoint, Inc.*,+	7,438	757,709
		1,447,156
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—0.2%
Pure Storage, Inc., Cl. A*	12,094	216,604

THRIFTS & MORTGAGE FINANCE—0.5%
Axos Financial, Inc.*,+	16,278	494,200

TRADING COMPANIES & DISTRIBUTORS—1.5%
Fastenal Co.	8,629	521,709
H&E Equipment Services, Inc.+	13,520	361,930
SiteOne Landscape Supply, Inc.*,+	11,456	610,605
		1,494,244
TOTAL COMMON STOCKS (Cost $82,413,038)		94,582,037

PREFERRED STOCKS—0.3%	SHARES	VALUE
APPLICATION SOFTWARE—0.2%
Palantir Technologies, Inc., Cl. B*,@,(a)	26,941	154,911
BIOTECHNOLOGY—0.1%
Prosetta Biosciences, Inc., Series D*,@,(a),(b)	41,418	82,008
TOTAL PREFERRED STOCKS (Cost $364,284)		236,919

RIGHTS—0.3%	SHARES	VALUE
BIOTECHNOLOGY—0.3%
Adolor Corp., CPR*,@,(a),(c)	49,870	—
Tolero CDR*,@,(a),(d)	126,108	308,965
		308,965
TOTAL RIGHTS (Cost $67,638)		308,965

REAL ESTATE INVESTMENT TRUST—2.0%	SHARES	VALUE
SPECIALIZED—2.0%
Crown Castle International Corp.+	16,839	1,971,174
(Cost $1,825,770)		1,971,174

SPECIAL PURPOSE VEHICLE—0.0%	SHARES	VALUE
CONSUMER FINANCE—0.0%
JS Kred SPV I, LLC.*,@,(a)	159,212	—
(Cost $159,212)		—

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND

Schedule of Investments January 31, 2019 (Unaudited) (Continued)

SECURITY NAME/
EXPIRATION DATE/	NOTIONAL		NUMBER OF
STRIKE PRICE	AMOUNTS	COUNTERPARTY	CONTRACTS	VALUE
PURCHASED OPTIONS—0.8%
PUT OPTIONS—0.8%
Flexion Therapeutics, Inc.,
5/17/2019, 17.5*	$149,838	BNP Paribas	102	$37,740
Flexion Therapeutics, Inc.,
5/17/2019, 20*	242,385	BNP Paribas	165	92,400
Proshares Ultra VIX Short-Term
Futures ETF, 1/15/21, 65*	296,184	BNP Paribas	56	192,080
Proshares Ultra VIX Short-Term
Futures ETF, 1/17/20, 70*	200,982	BNP Paribas	38	117,990
Proshares Ultra VIX Short-Term
Futures ETF, 3/15/19, 75*	216,849	BNP Paribas	41	97,949
Seritage Growth Properties,
12/20/19, 30*	1,246,510	BNP Paribas	310	60,450
Seritage Growth Properties,
4/18/19, 43*	2,143,193	BNP Paribas	533	218,530
(Cost $1,139,254)				817,139
CALL OPTIONS—0.0%
Portola Pharmaceuticals, Inc.,
3/15/19, 30*	154,470	BNP Paribas	57	10,488
(Cost $27,386)				10,488
TOTAL PURCHASED OPTIONS (Cost $1,166,640)				827,627
Total Investments (Cost $85,996,582)			98.8%	$97,926,722
Affiliated Securities (Cost $186,381)				82,008
Unaffiliated Securities (Cost $85,810,201)				97,844,714
Securities Sold Short (Proceeds $40,624,475)			(39.4)%	(39,064,068)
Other Assets in Excess of Liabilities			40.6%	40,229,178
NET ASSETS			100.0%	$99,091,832

#                    American Depositary Receipts.

(a)         Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established   by the Board.

(b)         Deemed an affiliate of the Alger fund complex in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 5 - Affiliated Securities.

(c)          Right - Contingent Payment Right granted December 13, 2011 and may not be sold. Right is deemed to be illiquid and represents 0.0% of the net assets of the Fund.

(d)         Contingent Deferred Rights.

*                 Non-income producing security.

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND

Schedule of Investments January 31, 2019 (Unaudited) (Continued)

@            Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	% of net assets (Acquisition Date)	Market Value	% of net assets as of 1/31/2019
Adolor Corp., CPR	10/24/11	$0	0.00%	$0	0.00%
JS Kred SPV I, LLC.	06/26/15	159,212	0.15%	0	0.00%
Palantir Technologies, Inc., Cl. A	10/07/14	42,985	0.05%	37,985	0.04%
Palantir Technologies, Inc., Cl. B	10/07/14	177,903	0.22%	154,911	0.16%
Prosetta Biosciences, Inc., Series D	02/06/15	186,381	0.25%	82,008	0.08%
Tolero CDR	02/06/17	67,638	0.09%	308,965	0.31%
Total				$583,869	0.59%

+               All or a portion of this security is held as collateral for securities sold short.

See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND

Schedule of Investments - Securities Sold Short January 31, 2019 (Unaudited)

COMMON STOCKS—(35.6)%	SHARES	VALUE
AIR FREIGHT & LOGISTICS—(0.3)%
CH Robinson Worldwide, Inc.	(3,264)	$(283,217)

ALTERNATIVE CARRIERS—(0.3)%
Cogent Communications Holdings, Inc.	(5,313)	(257,415)

APPAREL ACCESSORIES & LUXURY GOODS—(0.4)%
Under Armour, Inc., Cl. A	(18,391)	(381,429)

APPAREL RETAIL—(0.2)%
Foot Locker, Inc.	(3,145)	(175,774)

APPLICATION SOFTWARE—(1.7)%
Box, Inc., Cl. A	(29,335)	(613,688)
Dropbox, Inc., Cl. A	(9,133)	(225,676)
SAP SE#	(8,975)	(928,195)
		(1,767,559)
AUTO PARTS & EQUIPMENT—(0.6)%
Gentex Corp.	(8,408)	(178,081)
LCI Industries	(5,403)	(445,423)
		(623,504)
BIOTECHNOLOGY—(3.2)%
AbbVie, Inc.	(8,269)	(663,918)
Alkermes PLC.	(14,472)	(475,695)
Flexion Therapeutics, Inc.	(105,904)	(1,555,730)
United Therapeutics Corp.	(4,113)	(474,352)
		(3,169,695)
COMMERCIAL PRINTING—(0.4)%
Cimpress NV	(4,626)	(384,744)

COMPUTER & ELECTRONICS RETAIL—(0.2)%
JB Hi-Fi Ltd.	(11,001)	(179,229)

CONSTRUCTION MACHINERY & HEAVY TRUCKS—(0.5)%
Wabtec Corp.	(6,627)	(458,323)

DEPARTMENT STORES—0.0%
Sears Holdings Corp.	(4)	(2)

DIVERSIFIED SUPPORT SERVICES—(0.5)%
Copart, Inc.	(9,449)	(478,403)

ELECTRIC UTILITIES—(0.2)%
FirstEnergy Corp.	(6,013)	(235,710)

ELECTRONIC EQUIPMENT & INSTRUMENTS—(0.1)%
Arlo Technologies, Inc.	(14,596)	(104,945)

HEALTH CARE EQUIPMENT—(0.5)%
Teleflex, Inc.	(893)	(244,236)
William Demant Holding AS	(7,361)	(232,528)
		(476,764)
HEALTH CARE SUPPLIES—(0.5)%
Align Technology, Inc.	(2,107)	(524,538)

HEALTH CARE TECHNOLOGY—0.0%
Castlight Health, Inc., Cl. B	(7,950)	(23,612)

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND

Schedule of Investments - Securities Sold Short January 31, 2019 (Unaudited) (Continued)

COMMON STOCKS—(35.6)% (CONT.)	SHARES	VALUE
HOME FURNISHINGS—(0.8)%
La-Z-Boy, Inc.	(11,744)	$(347,857)
Leggett & Platt, Inc.	(11,103)	(454,779)
		(802,636)
HOME IMPROVEMENT RETAIL—(0.3)%
Floor & Decor Holdings, Inc., Cl. A	(7,402)	(253,815)

HOME FURNISHING RETAIL—(1.7)%
Bed Bath & Beyond, Inc.	(63,051)	(951,440)
Sleep Number Corp.	(6,703)	(241,308)
Williams-Sonoma, Inc.	(9,039)	(491,993)
		(1,684,741)
HOTELS RESORTS & CRUISE LINES—(0.4)%
Marriott International, Inc., Cl. A	(3,213)	(367,985)

HOUSEHOLD APPLIANCES—(0.5)%
iRobot Corp.	(5,492)	(493,127)

INDUSTRIAL MACHINERY—(1.0)%
Actuant Corp., Cl. A	(27,152)	(621,509)
Dover Corp.	(4,550)	(399,627)
		(1,021,136)
INTERACTIVE MEDIA & SERVICES—(2.2)%
Snap, Inc., Cl. A	(230,486)	(1,539,646)
Twitter, Inc.	(10,654)	(357,548)
Zillow Group, Inc., Cl. A	(1,841)	(64,085)
Zillow Group, Inc., Cl. C	(4,924)	(172,783)
		(2,134,062)
INTERNET & DIRECT MARKETING RETAIL—(1.0)%
Blue Apron Holdings, Inc., Cl. A	(11,949)	(16,729)
Expedia Group, Inc.	(1,433)	(170,885)
Farfetch Ltd., Cl. A	(7,181)	(144,697)
PetMed Express, Inc.	(592)	(14,019)
Shutterstock, Inc.	(12,712)	(508,607)
Stitch Fix, Inc., Cl. A	(9,814)	(220,324)
		(1,075,261)
INTERNET SERVICES & INFRASTRUCTURE—(0.3)%
MongoDB, Inc., Cl. A	(3,022)	(279,112)

IT CONSULTING & OTHER SERVICES—(1.6)%
Cognizant Technology Solutions Corp., Cl. A	(2,603)	(181,377)
International Business Machines Corp.	(10,526)	(1,414,905)
		(1,596,282)
LEISURE PRODUCTS—(0.5)%
Mattel, Inc.	(39,549)	(468,260)

LIFE SCIENCES TOOLS & SERVICES—(0.6)%
Waters Corp.	(2,386)	(551,691)

MARKET INDICES—(1.5)%
iShares Russell 1000 Growth ETF	(5,173)	(737,204)

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND

Schedule of Investments - Securities Sold Short January 31, 2019 (Unaudited) (Continued)

COMMON STOCKS—(35.6)% (CONT.)	SHARES	VALUE
MARKET INDICES—(1.5)% (CONT.)
iShares Russell Mid-Capital Growth ETF	(5,890)	$(745,674)
		(1,482,878)
MULTI-UTILITIES—(0.2)%
DTE Energy Co.	(2,045)	(240,799)

MUTUAL FUNDS—(0.5)%
SPDR S&P Health Care Equipment ETF	(6,454)	(494,441)

OIL & GAS DRILLING—(0.4)%
Transocean Ltd.	(42,698)	(365,922)

OIL & GAS EQUIPMENT & SERVICES—(0.4)%
Schlumberger Ltd.	(8,543)	(377,686)

PACKAGED FOODS & MEATS—(0.2)%
Dean Foods Co.	(46,744)	(194,922)

PERSONAL PRODUCTS—(0.8)%
The Estee Lauder Cos., Inc., Cl. A	(5,627)	(767,635)

PHARMACEUTICALS—(1.5)%
Bausch Health Cos., Inc.	(45,162)	(1,108,727)
Intersect ENT, Inc.	(11,043)	(327,646)
Perrigo Co., PLC.	(2,716)	(126,158)
		(1,562,531)
PROPERTY & CASUALTY INSURANCE—(0.6)%
Universal Insurance Holdings, Inc.	(15,371)	(579,794)

REAL ESTATE SERVICES—(1.1)%
Redfin Corp.	(59,359)	(1,061,933)

REGIONAL BANKS—(2.3)%
Great Western Bancorp, Inc.	(20,520)	(724,151)
Howard Bancorp, Inc.	(42,692)	(547,738)
People’s United Financial, Inc.	(4,369)	(71,564)
Southside Bancshares, Inc.	(22,299)	(735,644)
Synovus Financial Corp.	(6,783)	(240,254)
		(2,319,351)
RESTAURANTS—(3.0)%
BJ’s Restaurants, Inc.	(4,479)	(223,189)
Bloomin’ Brands, Inc.	(24,793)	(456,935)
Chipotle Mexican Grill, Inc., Cl. A	(662)	(350,602)
Chuy’s Holdings, Inc.	(10,880)	(247,194)
Dunkin’ Brands Group, Inc.	(10,272)	(702,502)
Starbucks Corp.	(14,096)	(960,501)
		(2,940,923)
SECURITY & ALARM SERVICES—(0.4)%
ADT, Inc.	(50,946)	(367,830)

SEMICONDUCTORS—(0.2)%
Texas Instruments, Inc.	(2,451)	(246,767)

SPECIALTY CHEMICALS—(0.3)%
Ecolab, Inc.	(1,571)	(248,485)

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND

Schedule of Investments - Securities Sold Short January 31, 2019 (Unaudited) (Continued)

COMMON STOCKS—(35.6)% (CONT.)	SHARES	VALUE
SPECIALTY STORES—(0.5)%
Ulta Beauty, Inc.	(1,816)	$(530,127)

SYSTEMS SOFTWARE—(0.7)%
Check Point Software Technologies Ltd.	(2,112)	(236,375)
Fortinet, Inc.	(6,504)	(498,011)
		(734,386)
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—(0.1)%
Seagate Technology PLC.	(2,718)	(120,353)

TRUCKING—(0.4)%
Landstar System, Inc.	(3,504)	(355,936)

TOTAL COMMON STOCKS
(Proceeds $36,454,194)		(35,245,670)

MASTER LIMITED PARTNERSHIP—0.0%	SHARES	VALUE
ASSET MANAGEMENT & CUSTODY BANKS—0.0%
Och-Ziff Capital Management Group LLC, Cl. A	(81)	(1,088)
(Proceeds $1,959)		(1,088)

REAL ESTATE INVESTMENT TRUST—(3.8)%	SHARES	VALUE
RETAIL—(3.8)%
CBL & Associates Properties, Inc.	(120,112)	(299,079)
Pennsylvania Real Estate Investment Trust	(102,983)	(758,985)
Seritage Growth Properties, Cl. A	(53,843)	(2,165,027)
Washington Prime Group, Inc.	(104,616)	(594,219)
		(3,817,310)
TOTAL REAL ESTATE INVESTMENT TRUST
(Proceeds $4,168,322)		(3,817,310)
Total (Proceeds $40,624,475)		$(39,064,068)

#  American Depositary Receipts.

See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER EMERGING MARKETS FUND

Schedule of Investments January 31, 2019 (Unaudited)

COMMON STOCKS—97.6%	SHARES	VALUE
ARGENTINA—1.5%
APPLICATION SOFTWARE—1.5%
Globant SA*	6,325	$427,570
(Cost $346,624)

BRAZIL—10.9%
DEPARTMENT STORES—1.4%
Lojas Renner SA	33,100	413,744

DIVERSIFIED BANKS—1.4%
Itau Unibanco Holding SA	37,650	400,663

FINANCIAL EXCHANGES & DATA—1.7%
B3 SA - Brasil Bolsa Balcao	55,500	479,468

MANAGED HEALTH CARE—1.0%
Notre Dame Intermedica Participacoes SA*	30,291	279,056

MULTI-LINE INSURANCE—1.2%
BB Seguridade Participacoes SA	41,600	354,462

PACKAGED FOODS & MEATS—0.9%
BRF SA#,*	38,920	252,980

REINSURANCE—0.6%
IRB Brasil Resseguros SA	7,600	177,727

STEEL—1.2%
Gerdau SA	81,700	350,986

TRUCKING—1.5%
Localiza Rent a Car SA	48,900	447,225

TOTAL BRAZIL
(Cost $2,485,369)		3,156,311

CHILE—1.4%
OIL & GAS EXPLORATION & PRODUCTION—1.4%
Geopark Ltd.*	23,966	407,662
(Cost $230,306)

CHINA—29.5%
APPAREL ACCESSORIES & LUXURY GOODS—0.7%
Shenzhou International Group Holdings Ltd.	16,600	195,472

CONSTRUCTION & ENGINEERING—0.6%
China State Construction International Holdings Ltd.	178,000	169,702

DISTILLERS & VINTNERS—0.7%
Kweichow Moutai Co., Ltd., Cl. A	2,100	216,775

DIVERSIFIED BANKS—3.9%
China Construction Bank Corp., Cl. H	776,700	699,657
China Merchants Bank Co., Ltd., Cl. H	97,500	429,856
		1,129,513
EDUCATION SERVICES—0.8%
TAL Education Group#,*	7,389	229,281

FOOTWEAR—0.8%
ANTA Sports Products Ltd.	44,000	227,612

THE ALGER FUNDS II | ALGER EMERGING MARKETS FUND

Schedule of Investments January 31, 2019 (Unaudited) (Continued)

COMMON STOCKS—97.6% (CONT.)	SHARES	VALUE
CHINA—29.5% (CONT.)
GAS UTILITIES—0.6%
ENN Energy Holdings Ltd.	19,300	$184,850

HEALTH CARE DISTRIBUTORS—0.5%
Sinopharm Group Co. Ltd., Cl. H	32,000	143,011

HOUSEHOLD APPLIANCES—0.7%
Midea Group Co. Ltd., Cl. H	30,059	195,755

INDUSTRIAL MACHINERY—0.2%
China Conch Venture Holdings Ltd.	16,000	53,510

INTEGRATED OIL & GAS—1.6%
China Petroleum & Chemical Corp., Cl. H	261,023	218,268
PetroChina Co., Ltd., Cl. H	384,000	247,841
		466,109
INTERACTIVE HOME ENTERTAINMENT—0.1%
HUYA, Inc.#,*	1,350	28,323

INTERACTIVE MEDIA & SERVICES—5.6%
Tencent Holdings Ltd.	36,307	1,616,203

INTERNET & DIRECT MARKETING RETAIL—4.8%
Alibaba Group Holding Ltd.#,*	8,303	1,398,972

LIFE & HEALTH INSURANCE—2.2%
Ping An Insurance Group Co., of China Ltd., Cl. H	64,532	628,259

LIFE SCIENCES TOOLS & SERVICES—0.6%
Wuxi Biologics Cayman, Inc.*	21,500	185,915

OIL & GAS EXPLORATION & PRODUCTION—0.8%
CNOOC Ltd.	131,000	218,958

PACKAGED FOODS & MEATS—0.9%
China Mengniu Dairy Co., Ltd.	82,000	253,985

PHARMACEUTICALS—0.5%
Jiangsu Hengrui Medicine Co., Ltd., Cl. A	17,880	158,418

REAL ESTATE DEVELOPMENT—0.5%
China Overseas Land & Investment Ltd.	42,000	158,431

WATER UTILITIES—0.6%
Beijing Enterprises Water Group Ltd.	316,000	182,979

WIRELESS TELECOMMUNICATION SERVICES—1.8%
China Mobile Ltd.	48,500	510,094

TOTAL CHINA
(Cost $6,567,285)		8,552,127

COLOMBIA—0.6%
INTEGRATED OIL & GAS—0.6%
Ecopetrol SA#	9,551	180,036
(Cost $199,652)

HONG KONG—1.6%
LIFE & HEALTH INSURANCE—1.6%
AIA Group Ltd.	50,919	459,777
(Cost $304,457)

THE ALGER FUNDS II | ALGER EMERGING MARKETS FUND

Schedule of Investments January 31, 2019 (Unaudited) (Continued)

COMMON STOCKS—97.6% (CONT.)	SHARES	VALUE
HUNGARY—0.6%
INTEGRATED OIL & GAS—0.6%
MOL Hungarian Oil & Gas PLC	14,099	$169,210
(Cost $154,018)

INDIA—10.1%
APPAREL ACCESSORIES & LUXURY GOODS—0.9%
Titan Co., Ltd.	18,900	266,650

AUTOMOBILE MANUFACTURERS—0.3%
Tata Motors Ltd.#,*	6,675	87,242

DIVERSIFIED BANKS—1.7%
HDFC Bank Ltd.	17,290	505,458

IT CONSULTING & OTHER SERVICES—1.5%
Infosys Ltd.	13,780	145,629
Tata Consultancy Services Ltd.	9,779	277,383
		423,012
OIL & GAS REFINING & MARKETING—1.4%
Reliance Industries Ltd.	23,591	408,918

PERSONAL PRODUCTS—0.7%
Dabur India Ltd.	32,685	206,223

PHARMACEUTICALS—0.9%
Aurobindo Pharma Ltd.	24,372	270,151

RESTAURANTS—0.9%
Jubilant Foodworks Ltd.	13,857	247,772

THRIFTS & MORTGAGE FINANCE—1.1%
Housing Development Finance Corp., Ltd.	11,208	303,877

TOBACCO—0.7%
ITC Ltd.	52,021	204,240

TOTAL INDIA
(Cost $2,299,048)		2,923,543

INDONESIA—3.2%
DEPARTMENT STORES—0.7%
Mitra Adiperkasa Tbk PT*	2,909,400	209,314

DIVERSIFIED BANKS—1.6%
Bank Central Asia Tbk PT	229,400	464,057

HOME IMPROVEMENT RETAIL—0.9%
Ace Hardware Indonesia Tbk PT	2,017,900	245,803

TOTAL INDONESIA
(Cost $659,507)		919,174

MALAYSIA—0.7%
DIVERSIFIED BANKS—0.7%
Public Bank Bhd	34,400	208,377
(Cost $213,384)

MEXICO—2.2%
HYPERMARKETS & SUPER CENTERS—0.8%
Wal-Mart de Mexico SAB de CV	86,600	227,441

THE ALGER FUNDS II | ALGER EMERGING MARKETS FUND

Schedule of Investments January 31, 2019 (Unaudited) (Continued)

COMMON STOCKS—97.6% (CONT.)	SHARES	VALUE
MEXICO—2.2% (CONT.)
PACKAGED FOODS & MEATS—0.8%
Gruma SAB de CV, Cl. B	19,270	$235,355

SOFT DRINKS—0.6%
Coca-Cola Femsa SAB de CV#	2,670	166,047

TOTAL MEXICO
(Cost $634,579)		628,843

PERU—1.5%
DIVERSIFIED BANKS—1.5%
Credicorp Ltd.	1,828	443,802
(Cost $346,582)

PHILIPPINES—1.4%
DIVERSIFIED BANKS—0.9%
Bank of the Philippine Islands	146,380	256,074

PACKAGED FOODS & MEATS—0.5%
Universal Robina Corp.	53,350	151,642

TOTAL PHILIPPINES
(Cost $406,676)		407,716

POLAND—1.4%
FOOD RETAIL—1.2%
Dino Polska SA*	13,452	363,075

FOOTWEAR—0.2%
CCC S.A.	1,033	49,732

TOTAL POLAND
(Cost $391,117)		412,807

RUSSIA—1.6%
INTEGRATED OIL & GAS—1.0%
LUKOIL PJSC#	3,826	307,218

INTERACTIVE MEDIA & SERVICES—0.6%
Yandex NV, Cl. A*	4,920	165,214

TOTAL RUSSIA
(Cost $427,310)		472,432

SOUTH AFRICA—4.5%
DIVERSIFIED BANKS—1.4%
Capitec Bank Holdings Ltd.	4,448	392,252

DIVERSIFIED CHEMICALS—0.6%
Sasol Ltd.	5,767	174,430

DRUG RETAIL—1.1%
Clicks Group Ltd.	21,320	316,411

FOOD DISTRIBUTORS—0.7%
Bid Corp., Ltd.	9,203	197,447

OTHER DIVERSIFIED FINANCIAL SERVICES—0.7%
FirstRand Ltd.	40,555	213,051

TOTAL SOUTH AFRICA
(Cost $1,105,486)		1,293,591

THE ALGER FUNDS II | ALGER EMERGING MARKETS FUND

Schedule of Investments January 31, 2019 (Unaudited) (Continued)

COMMON STOCKS—97.6% (CONT.)	SHARES	VALUE
SOUTH KOREA—12.5%
AUTOMOBILE MANUFACTURERS—0.5%
Hyundai Motor Co.	1,299	$151,468

COMMODITY CHEMICALS—0.8%
LG Chem Ltd.	731	242,551

CONSTRUCTION MACHINERY & HEAVY TRUCKS—1.1%
Hyundai Heavy Industries Co., Ltd.*	2,447	306,284

DIVERSIFIED BANKS—1.3%
KB Financial Group, Inc.	4,097	176,070
Shinhan Financial Group Co., Ltd.	5,349	206,928
		382,998
ELECTRONIC COMPONENTS—0.8%
Samsung SDI Co., Ltd.	1,083	218,654

INTERNET SERVICES & INFRASTRUCTURE—0.5%
Cafe24 Corp.*	1,406	140,688

LIFE & HEALTH INSURANCE—0.5%
Samsung Life Insurance Co., Ltd.	1,873	148,956

LIFE SCIENCES TOOLS & SERVICES—0.5%
Samsung Biologics Co., Ltd.*	378	136,447

PERSONAL PRODUCTS—0.6%
Cosmax, Inc.*	1,605	182,373

SEMICONDUCTOR EQUIPMENT—0.5%
Koh Young Technology, Inc.*	2,039	150,730

STEEL—0.9%
POSCO	984	242,948

TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—3.9%
Samsung Electronics Co., Ltd.	27,212	1,134,795

WIRELESS TELECOMMUNICATION SERVICES—0.6%
SK Telecom Co. Ltd.	751	173,896

TOTAL SOUTH KOREA
(Cost $3,550,767)		3,612,788

TAIWAN—8.7%
COMMODITY CHEMICALS—0.6%
Formosa Plastics Corp.	55,000	184,139

CONSTRUCTION MATERIALS—0.7%
Taiwan Cement Corp.	164,000	203,351

DIVERSIFIED BANKS—1.1%
CTBC Financial Holding Co., Ltd.	459,000	312,690

ELECTRONIC COMPONENTS—1.1%
Delta Electronics, Inc.	63,000	314,935

LIFE & HEALTH INSURANCE—0.8%
Cathay Financial Holding Co., Ltd.	174,000	250,336

RESTAURANTS—0.5%
Gourmet Master Co., Ltd.	20,000	140,627

THE ALGER FUNDS II | ALGER EMERGING MARKETS FUND

Schedule of Investments January 31, 2019 (Unaudited) (Continued)

COMMON STOCKS—97.6% (CONT.)	SHARES	VALUE
TAIWAN—8.7% (CONT.)
SEMICONDUCTORS—3.9%
Taiwan Semiconductor Manufacturing Co., Ltd.	152,000	$1,128,027

TOTAL TAIWAN
(Cost $2,611,057)		2,534,105

THAILAND—1.6%
COMMODITY CHEMICALS—0.8%
Indorama Ventures PCL	153,300	236,419

DIVERSIFIED BANKS—0.8%
Kasikornbank PCL	37,400	240,037

TOTAL THAILAND
(Cost $419,259)		476,456

TURKEY—0.6%
FOOD RETAIL—0.6%
BIM Birlesik Magazalar AS	9,976	174,358
(Cost $133,958)

UNITED ARAB EMIRATES—1.5%
DIVERSIFIED BANKS—0.6%
Abu Dhabi Commercial Bank PJSC	70,130	178,846

HEALTH CARE FACILITIES—0.9%
NMC Health PLC.	7,762	262,734

TOTAL UNITED ARAB EMIRATES
(Cost $295,728)		441,580

TOTAL COMMON STOCKS
(Cost $23,782,169)		28,302,265

SPECIAL PURPOSE VEHICLE—0.0%	SHARES	VALUE
POLAND—0.0%
CONSUMER FINANCE—0.0%
JS Kred SPV I, LLC.*,@,(a)	43,241	—
(Cost $43,241)		—

Total Investments
(Cost $23,825,410)	97.6%	$28,302,265
Unaffiliated Securities (Cost $23,825,410)		28,302,265
Other Assets in Excess of Liabilities	2.4%	683,550
NET ASSETS	100.0%	$28,985,815

#                 American Depositary Receipts.

(a)         Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established   by the Board.

*                 Non-income producing security.

@            Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	% of net assets (Acquisition Date)	Market Value	% of net assets as of 1/31/2019
JS Kred SPV I, LLC.	06/26/15	$43,241	0.15%	$0	0.00%
Total				$0	0.00%

THE ALGER FUNDS II | ALGER EMERGING MARKETS FUND

Schedule of Investments January 31, 2019 (Unaudited) (Continued)

Forward Foreign Currency Contract Outstanding as of January 31, 2019:

Buy	Counterparty	Contract Amount	Settlement Date	Sell	Contract Amount	Unrealized Appreciation	Unrealized (Depreciation)		Net Unrealized Appreciation/ (Depreciation)
USD	Brown Brothers Harriman & Co.	1,022	02/08/2019	HKD	8,021	—	$—	*	$—	*

* Amount was less than $0.5.

Abbreviations used in this schedule:

HKD — Hong Kong Dollar
USD — United States Dollar

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 — General:

The Alger Funds II (the “Trust”) is an open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Trust qualifies as an investment company as defined in Financial Accounting Standards Board Accounting Standards Codification 946-Financial Services — Investment Companies. The Trust operates as a series company currently offering an unlimited number of shares of beneficial interest in four funds—Alger Spectra Fund, Alger Responsible Investing Fund, Alger Dynamic Opportunities Fund and Alger Emerging Markets Fund (collectively, the “Funds” or individually, each a “Fund”). The Funds normally invest primarily in equity securities and each has an investment objective of long-term capital appreciation.

Each Fund offers one or more of the following share classes: Class A shares, Class C shares, Class I shares, Class Y shares and Class Z shares. Class A shares are generally subject to an initial sales charge while Class C shares are generally subject to a deferred sales charge. Class I shares, Class Y shares and Class Z shares are sold to institutional investors without an initial or deferred sales charge. Each class has identical rights to assets and earnings, except that each share class bears the pro rata allocation of the Fund’s expenses other than a class expense (not including advisory or custodial fees or other expenses related to the management of the Fund’s assets).

NOTE 2 — Significant Accounting Policies:

(a)   Investment Valuation: The Funds value their financial instruments at fair value using independent dealers or pricing services under policies approved by the Trust’s Board of Trustees (“Board”). Investments held by the Fund are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern Standard Time).

Investments in money market funds and short-term securities held by the Portfolio having a remaining maturity of sixty days or less are valued at amortized cost which approximates market value.

Equity securities, including traded rights, warrants and option contracts for which valuation information is readily available are valued at the last quoted sales price or official closing price on the primary market or exchange on which they are traded as reported by an independent pricing service. In the absence of quoted sales, such securities are valued at the bid price or, in the absence of a recent bid price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

Debt securities generally trade in the over-the-counter market. Debt securities with remaining maturities of more than sixty days at the time of acquisition are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments.

THE ALGER FUNDS II

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche. Debt securities with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value.

Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to procedures established by the Board.

Securities in which the Funds invest may be traded in foreign markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE may result in adjustments to the closing foreign prices to reflect what the investment adviser, pursuant to policies established by the Board, believes to be the fair value of these securities as of the close of the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the Funds are open.

Financial Accounting Standards Board Accounting Standards Codification 820 — Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs   are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•            Level 1 — quoted prices in active markets for identical investments

•            Level 2 — significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•            Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The Funds’ valuation techniques are generally consistent with either the market or the income approach to fair value. The market approach considers prices and other relevant information generated by market transactions involving identical or comparable assets to measure fair value. The income approach converts future amounts to a current, or discounted, single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events. Inputs for Level 1 include exchange-listed prices and broker quotes in an active market. Inputs for Level 2 include the last trade price in the case of a halted security, an exchange-listed price which has been adjusted for fair value factors, and prices of closely related securities. Additional Level 2 inputs include an evaluated price which is based upon a compilation of observable

THE ALGER FUNDS II

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

market information such as spreads for fixed income and preferred securities. Inputs for Level 3 include, but are not limited to, revenue multiples, earnings before interest, taxes, depreciation and amortization (“EBITDA”) multiples, discount rates, and the probabilities of success of certain outcomes. Such unobservable market information may be obtained from a company’s financial statements and from industry studies, market data, and market indicators such as benchmarks and indexes. Because of the inherent uncertainty and often limited markets for restricted securities, the values may significantly differ from the values if there was an active market.

Valuation processes are determined by a Valuation Committee (“Committee”) established by the Board and comprised of representatives of the Trust’s investment adviser and officers of the Fund. The Committee reports its fair valuation determinations and related valuation information to the Board. The Board is responsible for approving valuation policy and procedures.

While the Committee meets on an as-needed basis, the Committee generally meets quarterly to review and evaluate the effectiveness of the procedures for making fair value determinations. The Committee considers, among other things, the results of quarterly back testing of the fair value model for foreign securities, pricing comparisons between primary and secondary price sources, the outcome of price challenges put to the Funds’ pricing vendor, and variances between transactional prices and the previous day’s price.

The Funds will record a change to a security’s fair value level if new inputs are available or it becomes evident that inputs previously considered for leveling have changed or are no longer relevant. Transfers between Levels 1, 2 and 3 are recognized at the end of the reporting period.

(b)         Cash and Cash Equivalents: Cash and cash equivalents include U.S. dollars, foreign cash and overnight time deposits.

NOTE 3 — Fair Value Measurements:

The following is a summary of the inputs used as of January 31, 2019, in valuing the Funds’ investments carried at fair value on a recurring basis. Based upon the nature, characteristics, and risks associated with their investments, the Funds have determined that presenting them by security type and sector is appropriate.

THE ALGER FUNDS II

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Spectra Fund	TOTAL FUND		LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$784,962,616		$784,962,616	—	—
Consumer Discretionary	1,171,783,448		1,171,783,448	—	—
Consumer Staples	98,381,493		98,381,493	—	—
Energy	17,428,792		17,428,792	—	—
Financials	247,418,526		247,418,526	—	—
Health Care	1,169,289,572		1,169,289,572	—	—
Industrials	400,806,877		400,806,877	—	—
Information Technology	1,745,476,200		1,743,473,521	—	$2,002,679
Materials	184,139,912		184,139,912	—	—
TOTAL COMMON STOCKS	$5,819,687,436		$5,817,684,757	—	$2,002,679
PREFERRED STOCKS
Health Care	7,445,976		—	—	7,445,976
Information Technology	9,231,625		—	—	9,231,625
TOTAL PREFERRED STOCKS	$16,677,601		—	—	$16,677,601
REAL ESTATE INVESTMENT TRUST
Real Estate	50,504,952		50,504,952	—	—
SPECIAL PURPOSE VEHICLE
Financials	—	*	—	—	—	*
TOTAL INVESTMENTS IN SECURITIES	$5,886,869,989		$5,868,189,709	—	$18,680,280
SECURITIES SOLD SHORT
COMMON STOCKS
Consumer Discretionary	81,388,284		81,388,284	—	—
Financials	25,122,061		25,122,061	—	—
Health Care	17,120,197		17,120,197	—	—
Industrials	28,798,730		28,798,730	—	—
Information Technology	105,463,883		105,463,883	—	—
Miscellaneous	17,122,170		17,122,170	—	—
TOTAL COMMON STOCKS	$275,015,325		$275,015,325	—	—

Alger Responsible Investing Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$5,390,218	$5,390,218	—	—
Consumer Discretionary	11,037,786	11,037,786	—	—
Consumer Staples	2,374,971	2,374,971	—	—
Energy	249,400	249,400	—	—
Financials	2,244,177	2,244,177	—	—
Health Care	7,044,614	7,044,614	—	—
Industrials	6,980,229	6,980,229	—	—
Information Technology	19,357,989	19,357,989	—	—
Materials	499,417	499,417	—	—
TOTAL COMMON STOCKS	$55,178,801	$55,178,801	—	—
REAL ESTATE INVESTMENT TRUST
Real Estate	931,080	931,080	—	—
TOTAL INVESTMENTS IN SECURITIES	$56,109,881	$56,109,881	—	—

THE ALGER FUNDS II

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Dynamic Opportunities Fund	TOTAL FUND		LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$6,343,358		$6,343,358	—	—
Consumer Discretionary	16,388,876		16,056,464	$332,412	—
Consumer Staples	454,268		454,268	—	—
Energy	635,427		635,427	—	—
Financials	5,667,052		5,667,052	—	—
Health Care	23,319,645		23,319,645	—	—
Industrials	15,169,183		15,169,183	—	—
Information Technology	23,626,616		23,588,631	—	$37,985
Real Estate	2,977,612		2,977,612	—	—
TOTAL COMMON STOCKS	$94,582,037		$94,211,640	$332,412	$37,985
PREFERRED STOCKS
Health Care	82,008		—	—	82,008
Information Technology	154,911		—	—	154,911
TOTAL PREFERRED STOCKS	$236,919		—	—	$236,919
PURCHASED OPTIONS
Health Care	140,628		10,488	130,140	—
Miscellaneous	408,019		97,949	310,070	—
Real Estate	278,980		—	278,980	—
TOTAL PURCHASED OPTIONS	$827,627		$108,437	$719,190	—
REAL ESTATE INVESTMENT TRUST
Real Estate	1,971,174		1,971,174	—	—
RIGHTS
Health Care	308,965	**	—	—	308,965	**
SPECIAL PURPOSE VEHICLE
Financials	—	*	—	—	—	*
TOTAL INVESTMENTS IN SECURITIES	$97,926,722		$96,291,251	$1,051,602	$583,869
SECURITIES SOLD SHORT
COMMON STOCKS
Communication Services	2,391,477		2,391,477	—	—
Consumer Discretionary	9,976,813		9,797,584	179,229	—
Consumer Staples	962,557		962,557	—	—
Energy	743,608		743,608	—	—
Financials	2,899,145		2,899,145	—	—
Health Care	6,308,831		6,076,303	232,528	—
Industrials	3,349,589		3,349,589	—	—
Information Technology	4,849,404		4,849,404	—	—
Market Indices	1,482,878		1,482,878	—	—
Materials	248,485		248,485	—	—
Mutual Funds	494,441		494,441	—	—
Real Estate	1,061,933		1,061,933	—	—
Utilities	476,509		476,509	—	—
TOTAL COMMON STOCKS	$35,245,670		$34,833,913	$411,757	—
MASTER LIMITED PARTNERSHIP
Financials	1,088		1,088	—	—
REAL ESTATE INVESTMENT TRUST
Real Estate	3,817,310		3,817,310	—	—
TOTAL SECURITIES SOLD SHORT	$39,064,068		$38,652,311	$411,757	—

THE ALGER FUNDS II

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Emerging Markets Fund	TOTAL FUND		LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$2,493,730		$193,537	$2,300,193	—
Consumer Discretionary	4,059,444		1,715,495	2,343,949	—
Consumer Staples	3,148,352		1,198,234	1,950,118	—
Energy	2,158,111		587,698	1,570,413	—
Financials	7,930,680		621,529	7,309,151	—
Health Care	1,435,732		—	1,435,732	—
Industrials	976,721		—	976,721	—
Information Technology	3,938,411		427,570	3,510,841	—
Materials	1,634,824		—	1,634,824	—
Real Estate	158,431		—	158,431	—
Utilities	367,829		—	367,829	—
TOTAL COMMON STOCKS	$28,302,265		$4,744,063	$23,558,202	—
SPECIAL PURPOSE VEHICLE
Financials	—	*	—	—	—	*
TOTAL INVESTMENTS IN SECURITIES	$28,302,265		$4,744,063	$23,558,202	—

*            Alger Spectra Fund’s, Alger Dynamic Opportunities Fund’s and Alger Emerging Market Fund’s holdings of JS Kred SPV I, LLC shares are classified as a Level 3 investment and fair valued at zero as of January 31, 2019.

**     Alger Dynamic Opportunities Fund’s holdings of Adolor Corp.’s rights are classified as a Level 3 investment and fair valued at zero as of January 31, 2019.

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Spectra Fund	Common Stocks
Opening balance at November 1, 2018	$2,002,679
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales	—
Closing balance at January 31, 2019	2,002,679
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2019	$—

THE ALGER FUNDS II

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Spectra Fund	Preferred Stocks
Opening balance at November 1, 2018	$20,243,744
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(3,566,143)
Purchases and sales
Purchases	—
Sales	—
Closing balance at January 31, 2019	16,677,601
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2019	$(3,566,143)

Alger Spectra Fund	Special Purpose Vehicle
Opening balance at November 1, 2018	$0	*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales	—
Closing balance at January 31, 2019	0	*
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2019	$—

THE ALGER FUNDS II

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Dynamic Opportunities Fund	Common Stocks
Opening balance at November 1, 2018	$37,985
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales	—
Closing balance at January 31, 2019	37,985
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2019	$—

Alger Dynamic Opportunities Fund	Preferred Stocks
Opening balance at November 1, 2018	$284,964
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(48,045)
Purchases and sales
Purchases	—
Sales	—
Closing balance at January 31, 2019	236,919
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2019	$(48,045)

Alger Dynamic Opportunities Fund	Rights
Opening balance at November 1, 2018	$355,083	*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(46,118)
Purchases and sales
Purchases	—
Sales	—
Closing balance at January 31, 2019	308,965	*
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2019	$(46,118)

THE ALGER FUNDS II

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Dynamic Opportunities Fund	Special Purpose Vehicle
Opening balance at November 1, 2018	$0	*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales	—
Closing balance at January 31, 2019	0	*
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2019	$—

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Emerging Markets Fund	Special Purpose Vehicle
Opening balance at November 1, 2018	$0	*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales	—
Closing balance at January 31, 2019	0	*
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2019	$—

* Includes securities that are fair valued at zero.

The following table provides quantitative information about our Level 3 fair value measurements of our investments as of January 31, 2019. In addition to the techniques and inputs noted in the table below, according to our valuation policy we may also use other valuation techniques and methodologies when determining our fair value measurements. The table below is not intended to be all-inclusive, but rather provides information on the Level 3 inputs as they relate to our fair value measurements.

THE ALGER FUNDS II

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Fair Value January 31, 2019	Valuation Methodology	Unobservable Input	Input/Range	Weighted Average Inputs
Alger Spectra Fund
Common Stocks	$2,002,679	Market Approach	Transaction Price	N/A*	N/A
Preferred Stocks	5,765,784	Income Approach	Discount Rate	46.50%-51.50%	N/A
Preferred Stocks	10,911,817	Market Approach	Time to Exit Volatility	3 years 74.50%	N/A N/A
			Transaction Price	N/A*	N/A
Special Purpose Vehicle	0	Market Approach	Revenue Multiple	4.55x-5.05x	N/A

Alger Dynamic Opportunities Fund
Common Stocks	$37,985	Market Approach	Transaction Price	N/A*	N/A
Preferred Stocks	154,911	Market Approach	Transaction Price	N.A*	N/A
Preferred Stocks	82,008	Income Approach	Discount Rate	46.50%-51.50%	N/A
Rights		Income Approach	Discount Rate	2.37%-26.58%	N/A
	308,965		Probability of Success	0%	N/A
Special Purpose Vehicle	0	Market Approach	Revenue Multiple	4.55x-5.05x	N/A

Alger Emerging Markets Fund
Special Purpose Vehicle	$0	Market Approach	Revenue Multiple	4.55x-5.05x	N/A

* The Fund utilized a market approach to fair value this security. The significant unobservable input used in the valuation model was a private sale available to the Fund at January 31, 2019.

The significant unobservable inputs used in the fair value measurement of the Fund’s securities are revenue and EBITDA multiples, discount rates, and the probabilities of success of certain outcomes. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurements than those noted in the table above. Generally, increases in revenue and EBITDA multiples, decreases in discount rates, and increases in the probabilities of success result in higher fair value measurements, whereas decreases in revenues and EBITDA multiples, increases in discount rates, and decreases in the probabilities of success result in lower fair value measurements.

During the period ended January 31, 2019, Alger Emerging Markets Fund transferred securities totaling $2,725,604, from Level 1 to Level 2, utilizing fair value adjusted prices. Alger Dynamic Opportunities Fund and Alger Emerging Markets Fund transferred securities totaling $108,437 and $316,411, respectively, from Level 2 to Level 1, utilizing exchange listed prices.

THE ALGER FUNDS II

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Certain of the Funds’ assets and liabilities are held at carrying amount or face value, which approximates fair value for financial statement purposes. As of January 31, 2019, such assets were categorized within the ASC 820 disclosure hierarchy as follows:

	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
Cash, Foreign cash and Cash equivalents:
Alger Spectra Fund	$68,875,070	$17,386	$68,857,684	—
Collateral held for short sales*	189,326,712	189,326,712	—	—
Alger Responsible Investing Fund	1,169,942	—	1,169,942	—
Alger Dynamic Opportunities Fund	12,294,883	—	12,294,883	—
Collateral held for short sales*	27,311,385	27,311,385	—	—
Alger Emerging Markets Fund	500,344	266,818	233,526	—

* The collateral held for short sales balance represents restricted cash held at prime brokers as of January 31, 2019.

NOTE 4 — Derivatives:

Financial Accounting Standards Board Accounting Standards Codification 815 — Derivatives and Hedging (“ASC 815”) requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

Options—The Funds seek to capture the majority of the returns associated with equity market investments. To meet this investment goal, the Funds invest in a broadly diversified portfolio of common stocks, while also buying and selling call and put options on equities and equity indexes. The Funds purchase call options to increase their exposure to the stock market and also provide diversification of risk. The Funds purchase put options in order to protect from significant market declines that may occur over a short period of time. The Funds will write covered call and cash secured put options to generate cash flows while reducing the volatility of the Funds’ portfolios. The cash flows may be an important source of the Funds’ returns, although written call options may reduce the Funds’ ability to profit from increases in the value of the underlying security or equity portfolio. The value of a call option generally increases as the price of the underlying stock increases and decreases as the stock decreases in price. Conversely, the value of a put option generally increases as the price of the underlying stock decreases and decreases as the stock increases in price. The combination of the diversified stock portfolio and the purchase and sale of options is intended to provide the Funds with the majority of the returns associated with equity market investments but with reduced volatility and returns that are augmented with the cash flows from the sale of options. During the period ended January 31, 2019, options were used in accordance with these objectives.

The Funds’ option contracts were not subject to any rights of offset with any counterparty. All of the Funds’ options were exchange traded which utilize a clearing house that acts as an intermediary between buyer and seller, receiving initial and maintenance margin from both, and guaranteeing performance of the option contract. The purchased options are exchange traded and not subject to offsetting.

THE ALGER FUNDS II

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Forward Foreign Currency Contracts—In connection with portfolio purchases and sales of securities denominated in foreign currencies, the Funds may enter into forward foreign currency contracts. Additionally, each Fund may enter into such contracts to economically hedge certain other foreign currency denominated investments. These contracts are valued at the current cost of covering or offsetting such contracts. In the event that counterparties fail to settle these currency contracts or the related foreign security trades, a Fund could be exposed to foreign currency fluctuations.

NOTE 5 — Affiliated Securities:

The issuers of the securities listed below are deemed to be affiliates of the Funds because the Funds or their affiliates owned 5% or more of the issuer’s voting securities during all or part of the period ended January 31, 2019. Purchase and sale transactions and dividend income earned during the period were as follows:

							Net Increase
	Shares/ Par at			Shares/ Par at			(Decrease) in	Value at
Security	October 31, 2018	Purchases/ Conversion	Sales/ Conversion	January 31, 2019	Interest Income	Realized Gain (Loss)	Unrealized App(Dep)	January 31, 2019
Alger Spectra Fund
Preferred Stocks
Prosetta Biosciences, Inc., Series D	2,912,012	—	—	2,912,012	—	—	$(3,377,934)	$5,765,784
Total					—	—	$(3,377,934)	$5,765,784

							Net Increase
	Shares/ Par at			Shares/ Par at			(Decrease) in	Value at
Security	October 31, 2018	Purchases/ Conversion	Sales/ Conversion	January 31, 2019	Interest Income	Realized Gain (Loss)	Unrealized App(Dep)	January 31, 2019
Alger Dynamic Opportunities Fund
Preferred Stocks
Prosetta Biosciences, Inc., Series D	41,418	—	—	41,418	—	—	$(48,045)	$82,008
Total					—	—	$(48,045)	$82,008

ITEM 2.  Controls and Procedures.

(a)  Based on their evaluation of Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this document, Registrant’s principal executive officer and principal financial officer found Registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by Registrant in the reports it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)  No changes in the Registrant’s internal controls over financial reporting occurred during the Registrant’s last fiscal quarter that materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Alger Funds II

By:	/s/ Hal Liebes

Hal Liebes
President

Date:	March 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Hal Liebes

Hal Liebes
President

Date:	March 25, 2019

By:	/s/ Michael D. Martins

Michael D. Martins
Treasurer

Date:	March 25, 2019